STRADLEY, RONON, STEVENS & YOUNG
                    2600 One Commerce Square
                     Philadelphia, PA  19103



Direct Dial:   (215) 564-8115

                                        December 4, 1995

FILED VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention:     Filings - Rule 497(j)

          Re:  Delaware Group Cash Reserve, Inc. (the "Fund")
               File Nos.:  2-60770 and 811-02806
               CIK No.:  230173

Dear Sir/Madam:

          Pursuant to Rule 497(j) under the Securities Act of 1933 (the "Act"), this is to certify on behalf of the Fund that the form of Prospectus and Statement of Additional Information for the Fund's B Class and C Class and Supplements to the Prospectuses for the Fund's Consultant Class and A Class that would have been filed under paragraphs (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 39 to the Registration Statement, electronically filed with the Securities and Exchange Commission pursuant to Rule 485(b) under the Act on November 20, 1995.

                                        Very truly yours,



                                        /s/Bruce G. Leto
                                        Bruce G. Leto

cc:  Richelle S. Maestro, Esquire




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